Income tax - Operating tax loss carry forwards expiring years (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Income tax
Operating loss carry forwards	$ 47,071
Underpaid tax claw back period	5 years
2023
Income tax
Operating loss carry forwards	$ 167
2024
Income tax
Operating loss carry forwards	751
2025
Income tax
Operating loss carry forwards	4,854
2026
Income tax
Operating loss carry forwards	8,183
2027
Income tax
Operating loss carry forwards	21,857
Tax Loss With No Expiry
Income tax
Operating loss carry forwards	$ 11,259